Property, plant and equipment - Key assumptions (Details) - Titian CGU	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in current estimate of value in use	16.00%
Long-term average realized price
Disclosure of detailed information about property, plant and equipment [line items]
Change Required for Carrying Value to Equal Recoverable Value	0.18
Production volumes
Disclosure of detailed information about property, plant and equipment [line items]
Change Required for Carrying Value to Equal Recoverable Value	0.27
Gas price
Disclosure of detailed information about property, plant and equipment [line items]
Change Required for Carrying Value to Equal Recoverable Value	0.21
Discount rate (after-tax)
Disclosure of detailed information about property, plant and equipment [line items]
Change Required for Carrying Value to Equal Recoverable Value	0.15